Segment Information (Distribution of gross and net written premium) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)	[1]	$ 9,102,358	$ 8,689,279	$ 8,203,925
Percentage Distribution of gross premiums written		100.00%	100.00%	100.00%
North America
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		$ 5,089,000	$ 5,040,000	$ 4,649,000
Percentage Distribution of gross premiums written		56.00%	58.00%	57.00%
Europe
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		$ 2,916,000	$ 2,592,000	$ 2,410,000
Percentage Distribution of gross premiums written		32.00%	30.00%	29.00%
Asia, Australia and New Zealand
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		$ 744,000	$ 720,000	$ 814,000
Percentage Distribution of gross premiums written		8.00%	8.00%	10.00%
Latin America and the Caribbean
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		$ 249,000	$ 223,000	$ 189,000
Percentage Distribution of gross premiums written		3.00%	3.00%	2.00%
Middle East, Africa, Russia and the Commonwealth of Independent States (CIS)
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		$ 104,000	$ 114,000	$ 142,000
Percentage Distribution of gross premiums written		1.00%	1.00%	2.00%
P&C | Operating Segments
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		$ 4,771,000	$ 5,025,000	$ 4,541,000
P&C | Casualty | Operating Segments
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		2,391,000	2,777,000	2,145,000
P&C | Catastrophe | Operating Segments
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		1,077,000	933,000	924,000
P&C | Property | Operating Segments
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		783,000	764,000	809,000
P&C | US Health | Operating Segments
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		355,000	355,000	351,000
P&C | Multiline & Other | Operating Segments
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		105,000	119,000	183,000
P&C | Motor | Operating Segments
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		60,000	77,000	129,000
Specialty | Operating Segments
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		2,223,000	1,990,000	2,016,000
Specialty | Financial Risks | Operating Segments
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		693,000	634,000	510,000
Specialty | Property | Operating Segments
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		449,000	240,000	277,000
Specialty | Energy Reinsurance | Operating Segments
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		406,000	346,000	314,000
Specialty | Aviation & space | Operating Segments
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		360,000	362,000	416,000
Specialty | Marine | Operating Segments
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		203,000	223,000	174,000
Specialty | Agriculture | Operating Segments
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		47,000	101,000	205,000
Specialty | Engineering | Operating Segments
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		34,000	39,000	100,000
Specialty | Multiline & Other | Operating Segments
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		31,000	45,000	20,000
Life and Health | Operating Segments
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written (1)		$ 2,108,000	$ 1,674,000	$ 1,647,000

[1]	See Note 21 for additional information regarding related party transactions.